Revenue Recognition - Disaggregation of revenue (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue
Total revenues	¥ 8,299,134	¥ 6,827,943	¥ 6,954,057
Directly-operated salons
Disaggregation of Revenue
Total revenues	7,352,868	5,656,519	5,396,294
Franchise
Disaggregation of Revenue
Total revenues	792,633	971,027	1,163,998
Other revenues
Disaggregation of Revenue
Total revenues	153,633	200,397	393,765
Relaxation Salon Segment
Disaggregation of Revenue
Total revenues	7,446,200	6,059,851	5,972,913
Relaxation Salon Segment | Directly-operated salons
Disaggregation of Revenue
Total revenues	4,435,512	4,081,024	3,121,649
Relaxation Salon Segment | Directly-operated salons sold
Disaggregation of Revenue
Total revenues	2,218,605	1,007,800	1,122,595
Relaxation Salon Segment | Franchise
Disaggregation of Revenue
Total revenues	71,254	106,916	155,952
Relaxation Salon Segment | Royalty income
Disaggregation of Revenue
Total revenues	156,322	181,417	403,170
Relaxation Salon Segment | Staffing service revenue
Disaggregation of Revenue
Total revenues	76,840	136,570	86,975
Relaxation Salon Segment | Sublease revenue
Disaggregation of Revenue
Total revenues	308,312	364,367	411,698
Relaxation Salon Segment | Other franchise revenues
Disaggregation of Revenue
Total revenues	179,355	181,757	630,227
Relaxation Salon Segment | Other revenues
Disaggregation of Revenue
Total revenues			40,647
Digital Preventative Healthcare
Disaggregation of Revenue
Total revenues	153,633	200,397	386,383
Digital Preventative Healthcare | Other revenues
Disaggregation of Revenue
Total revenues	153,633	200,397	386,383
Luxury Beauty
Disaggregation of Revenue
Total revenues	699,301	567,695	594,761
Luxury Beauty | Directly-operated salons
Disaggregation of Revenue
Total revenues	589,351	567,695	594,761
Luxury Beauty | Directly-operated salons sold
Disaggregation of Revenue
Total revenues	109,400
Luxury Beauty | Franchise
Disaggregation of Revenue
Total revenues	550
Operating segments
Disaggregation of Revenue
Total revenues	8,299,134	6,827,943	6,954,057
Operating segments | Directly-operated salons
Disaggregation of Revenue
Total revenues	5,024,863	4,648,719	3,716,410
Operating segments | Directly-operated salons sold
Disaggregation of Revenue
Total revenues	2,328,005	1,007,800	1,122,595
Operating segments | Franchise
Disaggregation of Revenue
Total revenues	71,804	106,916	155,952
Operating segments | Royalty income
Disaggregation of Revenue
Total revenues	156,322	181,417	403,170
Operating segments | Staffing service revenue
Disaggregation of Revenue
Total revenues	76,840	136,570	86,975
Operating segments | Sublease revenue
Disaggregation of Revenue
Total revenues	308,312	364,367	411,698
Operating segments | Other franchise revenues
Disaggregation of Revenue
Total revenues	179,355	181,757	630,227
Operating segments | Other revenues
Disaggregation of Revenue
Total revenues	153,633	200,397	427,030
Operating segments | Relaxation Salon Segment
Disaggregation of Revenue
Total revenues	7,446,200	6,059,851	5,972,913
Operating segments | Digital Preventative Healthcare
Disaggregation of Revenue
Total revenues	153,633	200,397	386,383
Operating segments | Luxury Beauty
Disaggregation of Revenue
Total revenues	¥ 699,301	¥ 567,695	¥ 594,761